Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Accrued expenses	$ 525	$ 640
Open debts	339	978
Trade payables	$ 864	$ 1,618